RELATED PARTY TRANSACTIONS - Amounts due to officers (Details) - Officer [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due to officers	$ 4,723,732	$ 4,888,913
Salaries and allowances
Related Party Transaction [Line Items]
Due to officers	4,108,500	3,984,000
Invoices paid on behalf of the Company
Related Party Transaction [Line Items]
Due to officers	$ 615,232	$ 904,913